UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                             PRE-EFFECTIVE AMENDMENT
                       |X| POST-EFFECTIVE AMENDMENT NO. 1


                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 AREA CODE AND TELEPHONE NUMBER: 1-212-697-6666

                         380 Madison Avenue, Suite 2300
                            New York, New York 10017
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                EDWARD M.W. HINES
                                  BUTZEL LONG,
                           a professional corporation
                         380 MADISON AVENUE, 22ND FLOOR
                               NEW YORK, NY 10017

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 WITH COPIES TO:

                                AMY WARD PERSHKOW
                                 MAYER BROWN LLP
                               1909 K STREET N.W.
                             WASHINGTON, D.C. 20006

                                       and

                               MARGARET D. FARRELL
                          HINCKLEY, ALLEN & SNYDER LLP
                          50 KENNEDY PLAZA, SUITE 1500
                         PROVIDENCE, RHODE ISLAND 02903


This Post-Effective Amendment consists of the following:

      (1) Facing Sheet of the Registration Statement

      (2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-152299) dated August 21, 2008, and the definitive versions filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on August 25, 2008.

This Post-Effective Amendment is being filed solely for the purpose of filing the final tax opinion as Exhibit No. 12 to this Registration Statement on Form N-14.



                    Narragansett Insured Tax-Free Income Fund
                                     Part C
                                Other Information


Item 15. Indemnification.

               The response to this item is incorporated by reference to Item 25 of Part C of Post Effective Amendment No. 19 to the Registrant's Registration Statement on Form N1-A filed October 17, 2007 (File No. 811-06707).

Item 16. Exhibits.

          (1) Supplemental Declaration of Trust Amending and Restating the Declaration of Trust.(1)

          (2)  By-laws.(2)

          (3)  Not Applicable.

          (4) Filed as Exhibit A to the Prospectus contained in Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 dated August 21, 2008.

          (5) Instruments defining rights of shareholders. The Declaration of Trust permits the Trustees to issue up to 80,000,000 full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Registrant. Each share represents an equal proportionate interest in the Registrant with each other share of its class; shares of the respective classes represent proportionate interests in the Registrant in accordance with their respective net asset values. Upon liquidation of the Registrant, shareholders are entitled to share pro-rata in the net assets of the Registrant available for distribution to shareholders, in accordance with the respective net asset values of the shares of each of the Registrant's classes at that time. All shares are presently divided into four classes; however, if they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Registrant may create additional classes of shares, which may differ from each other as provided in rules and regulations of the Securities and Exchange Commission or by exemptive order. The Board of Trustees may, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities (in which case any such series will have a designation including the word "Series"). Shares are fully paid and non-assessable, except as set forth under the caption "General Information" in the Registrant's Statement of Additional Information dated October 24, 2007; the holders of shares have no pre-emptive or conversion rights, except that Class C Shares automatically convert to Class A Shares after being held for six years.

               At any meeting of shareholders, shareholders are entitled to one vote for each dollar of net asset value (determined as of the record date for the meeting) per share held (and proportionate fractional votes for fractional dollar amounts). Shareholders will vote on the election of Trustees and on other matters submitted to the vote of shareholders. Shares vote by classes on any matter specifically affecting one or more classes, such as an amendment of an applicable part of the Distribution Plan. No amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Registrant except that the Registrant's Board of Trustees may change the name of the Registrant. The Registrant may be terminated (i) upon the sale of its assets to another issuer, or (ii) upon liquidation and distribution of the assets of the Registrant, in either case if such action is approved by the vote of the holders of a majority of the outstanding shares of the Registrant.

     (6)(a)(i) Advisory and Administration Agreement.(3)

     (6)(a)(ii) Assignment and Assumption Agreement.(4)

    (6)(a)(iii) Amendment of Advisory and Administration Agreement.(2)

      (6)(b)(i) Sub-Advisory Agreement.(5)

     (6)(b)(ii) Amendment of Sub-Advisory Agreement.(4)

      (7)(a)   Distribution Agreement(6)

      (7)(b)   Anti-Money Laundering Amendment to Distribution Agreement.(7)

      (7)(c)   Sales Agreement for Brokerage Firms.(5)

      (7)(d)   Sales Agreement for Financial Institutions.(5)

      (7)(e)   Sales Agreement for Investment Advisers.(5)

      (7)(f)   Shareholder Services Agreement.(7)

      (8)      Not applicable.

      (9)      Custody Agreement.(5)

      (10)(a)  Distribution Plan.(5)

      (10)(b)  Shareholder Services Plan.(5)

      (10)(c)  Plan Pursuant to Rule 18f-3.(8)

      (11)(a)  Opinion of counsel to the Registrant.(9)

      (11)(b)  Consent of counsel to the Registrant.(10)

      (12) Opinion and Consent of counsel regarding tax matters, filed herewith.

      (13)(a)  Transfer Agency Agreement.(11)

      (13)(b)  Anti-Money Laundering Amendment to Transfer Agency Agreement.(12)

      (13)(c) Customer Identification Services Amendment to Transfer Agency Agreement.(12)

      (14)(a) Consent of Independent Registered Public Accounting Firm (Ocean State Fund).(9)

      (14)(b) Consent of Independent Registered Public Accounting Firm (Registrant).(10)

      (15)     Not applicable.

      (16)     Not applicable.

      (17)     Not applicable.

------------------------------------------
(1) Filed as an exhibit to Post Effective Amendment No. 5 to the Registrant's Registration Statement on Form N1-A dated April 26, 1996 and incorporated herein by reference.

(2) Filed as an exhibit to Post Effective Amendment No. 19 to the Registrant's Registration Statement on Form N1-A dated October 16, 2007 and incorporated herein by reference.

(3) Filed as an exhibit to Post Effective Amendment No. 12 to the Registrant's Registration Statement on Form N1-A dated October 19, 2001 and incorporated herein by reference.

(4) Filed as an exhibit to Post Effective Amendment No. 16 to the Registrant's Registration Statement on Form N1-A dated October 21, 2004 and incorporated herein by reference.

(5) Filed as an exhibit to Post Effective Amendment No. 7 to the Registrant's Registration Statement on Form N1-A dated October 29, 1997 and incorporated herein by reference.

(6) Filed as an exhibit to Post Effective Amendment No. 9 to the Registrant's Registration Statement on Form N1-A dated October 28, 1999 and incorporated herein by reference.

(7) Filed as an exhibit to Post Effective Amendment No. 14 to the Registrant's Registration Statement on Form N1-A dated October 31, 2002 and incorporated herein by reference.

(8) Filed as an exhibit to Post Effective Amendment No. 18 to the Registrant's Registration Statement on Form N1-A dated October 23, 2006 and incorporated herein by reference.

(9) Filed as an exhibit to the Registrant's Registration Statement on Form N-14 dated July 11, 2008 and incorporated herein by reference.

(10) Filed as an exhibit to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 dated August 21, 2008 and incorporated herein by reference.

(1(1)) Filed as an exhibit to Post Effective Amendment No. 8 to the Registrant's
     Registration Statement on Form N1-A dated October 28, 1998 and incorporated herein by reference.

(1(2)) Filed as an exhibit to Post Effective Amendment No. 15 to the
     Registrant's Registration Statement on Form N1-A dated October 2, 2003 and incorporated herein by reference.

Item 17. Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant agrees to file by post-effective amendment the final opinion of counsel regarding tax matters within a reasonable period of time after receiving such opinion.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement or Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 21st day of October, 2008.


                                   NARRAGANSETT INSURED TAX-FREE INCOME FUND
                                   (Registrant)

                                   By:   /s/ Diana P. Herrmann
                                          Diana P. Herrmann
                                           President




         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement or Amendment has been signed below by the following persons in the capacities and on the date indicated.



          Signatures                             Title                                Date


/s/ Diana P. Herrmann                       President (Principal                      October 21, 2008
-------------------------                   Executive Officer) and
     Diana P. Herrmann                      Trustee


/s/ David A. Duffy                          Trustee                                   October 21, 2008
--------------------------
     David A. Duffy


/s/ William J. Nightingale                  Trustee and Chair                         October 21, 2008
--------------------------
     William J. Nightingale


---------------------------                 Trustee
     John J. Partridge


---------------------------                 Trustee
     James R. Ramsey


/s/ Laureen L. White                        Trustee                                   October 21, 2008
---------------------------
     Laureen L. White


/s/ Joseph. P. DiMaggio                     Chief Financial Officer                   October 21, 2008
---------------------------                  and Treasurer
     Joseph P. DiMaggio

                                  Exhibit Index

(12) Opinion and Consent of counsel regarding tax matters.